Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS:

On February 21, 2018, the Controlling Shareholders executed an Undertaking for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from, March 1, 2018, a $3.0 million line of credit or loan in favor of the Group. On April 11, 2018, the Group obtained a six-month line of credit from an Israeli commercial bank in the amount of NIS 11 million (approximately $3.1 million). For additional information, see Note 1.f.